Legal Proceedings - Additional Information (Detail) - EUR (€)	1 Months Ended
	Jun. 30, 2017	Mar. 31, 2016
Disclosure of Legal Proceedings [line items]
Income tax penalty	€ 120,000
Settlement amount	€ 31,480,000
Ageas [member]
Disclosure of Legal Proceedings [line items]
Payment of compensation to investors		€ 1,200,000,000